Segment reporting (Tables)	3 Months Ended
Jun. 30, 2019
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center	UBS AG

For the six months ended 30 June 2019[1]
Net interest income	1,975	995	(13)	(404)	(449)	2,104
Non-interest income	6,090	921	934	4,266	693	12,904
Income	8,065	1,916	921	3,862	244	15,007
Credit loss (expense) / recovery	(4)	1	0	(24)	(6)	(33)
Total operating income	8,061	1,917	921	3,838	238	14,975
Personnel expenses	3,804	442	363	1,492	939	7,040
General and administrative expenses	555	108	94	322	2,950	4,030
Services (to) / from CC and other BDs	1,967	582	237	1,410	(4,195)	0
of which: services from Corporate Center	1,886	639	259	1,437	(4,220)	0
Depreciation and impairment of property, equipment and software	3	7	0	4	748	761
Amortization and impairment of intangible assets	28	0	0	4	2	33
Total operating expenses	6,356	1,139	694	3,231	444	11,864
Operating profit / (loss) before tax	1,704	778	227	606	(205)	3,110
Tax expense / (benefit)						736
Net profit / (loss)						2,374

As of 30 June 2019
Total assets	320,912	201,778	31,172	316,941	97,842	968,645
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center	UBS AG

For the six months ended 30 June 2018[1]
Net interest income[2]	2,063	1,017	(15)	(120)	(341)	2,604
Non-interest income[2]	6,507	930	942	4,717	387	13,484
Income	8,570	1,947	927	4,597	47	16,088
Credit loss (expense) / recovery	3	(36)	0	(21)	0	(54)
Total operating income	8,572	1,911	927	4,576	47	16,033
Personnel expenses	3,896	409	368	1,727	933	7,332
General and administrative expenses	634	122	102	336	3,509	4,703
Services (to) / from CC and other BDs	1,973	618	254	1,426	(4,271)	0
of which: services from Corporate Center	1,910	675	276	1,445	(4,306)	0
Depreciation and impairment of property, equipment and software	2	7	1	4	476	489
Amortization and impairment of intangible assets	26	0	1	5	1	33
Total operating expenses	6,531	1,155	725	3,498	648	12,557
Operating profit / (loss) before tax	2,042	756	202	1,078	(601)	3,476
Tax expense / (benefit)						781
Net profit / (loss)						2,695

As of 31 December 2018
Total assets	313,737	200,767	28,140	302,434	112,977	958,055
1 Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019. 2 Effective from the first quarter of 2019, UBS AG refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on UBS AG arising from the Investment Bank. Refer to Note 1 for more information.